SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) (Allowance for Promotions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Promotions [Member]
Schedule Of Significant Accounting Policies [Line Items]
Rooms	$ 16,819	$ 12,696	$ 10,395
Food and beverage	39,014	28,653	27,870
Entertainment, retail and others	7,238	6,510	5,545
Total casino expenses	$ 63,071	$ 47,859	$ 43,810